Lot purchase agreement deposits (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lot purchase agreement deposits
Cash deposit percentage	10.00%		10.00%
Lot purchase agreement deposits	$ 8,113,303	$ 3,804,436	$ 3,804,436	$ 2,946,001
Remaining purchase price	205,808,168	65,451,928	65,451,928	77,007,079
Total contract value	213,921,471	69,256,364	69,256,364	79,953,080
Forfeited lot purchase agreement deposits	8,664	$ 89,361	$ 0	$ 211,482	$ 84,619
Purchase agreement deposits outstanding, related party	$ 4,595,626